Share capital, stock options and other stock-based plans - Share units (Details) - Share units - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of units
Outstanding, beginning of period (in shares)	1,452,378	1,777,941
Granted (in shares)	875,703	525,807
Exercised/Vested (in shares)	(327,774)	(829,553)
Forfeited/expired (in shares)	(133,874)	(21,817)
Outstanding, end of period (in shares)	1,866,433	1,452,378
Units outstanding and exercisable, end of period (in shares)	61,086	22,588
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 3.29	$ 3.19
Granted (in Canadian dollars per share)	4.87	2.09
Exercised/Vested (in Canadian dollars per share)	3.86	2.31
Forfeited/expired (in Canadian dollars per share)	1.62	3.37
Outstanding, end of period (in Canadian dollars per share)	2.98	3.29
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 2.84	$ 5.69